Financial liabilities - Summary of Balances in Financial Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Lease liabilities - Right of Use	€ 5,325	€ 5,553
Bank overdrafts	13,245	37
Bank loans	50,518	36,195
Financial liabilities due to related parties	871	940
Fair value of derivatives		1,681
Financial liabilities due to other lenders	795	1,789
Total current financial liabilities	70,754	46,195
Lease liabilities - Right of Use	14,657	17,574
Bank loans	84,069	134,367
Notes	49,681	49,620
Financial liabilities due to other lenders		735
Total non-current financial liabilities	148,407	202,296
Financial Liabilities	€ 219,161	€ 248,491